Business Segment Information	6 Months Ended
Jun. 30, 2012
Business Segment Information [Abstract]
Business Segment Information

Note 20. Business Segment Information

On July 1, 2012, the Company completed an internal management reorganization related to its former hotel segment. Whereas its hotel business had previously been included in a single reportable segment, as a result of this reorganization, these results are now segregated into three separate hotel segments: (i) the Americas, (ii) Europe, Africa and the Middle East (“EAME”) and (iii) Asia Pacific. The vacation ownership and residential business remains a separate segment. The segment information included in these financial statements has been retrospectively adjusted to reflect these changes for all periods presented.

The Company’s reportable segments each have a division president who is responsible for the management of the division. Each division president reports directly to the Company’s Chief Executive Officer who is also the Chief Operating Decision Maker (“CODM”). Financial information for each reportable segment is reviewed by the CODM to assess performance and make decisions regarding the allocation of resources.

Each hotel segment generates its earnings through a network of owned, leased, consolidated and unconsolidated joint venture hotels and resorts operated primarily under the Company’s proprietary brand names including St. Regis ®, The Luxury Collection ®, Sheraton®, Westin ®, W ®, Le Méridien®, Aloft ®, Element ®, and Four Points® by Sheraton, as well as hotels and resorts which are managed or franchised under these brand names in exchange for fees.

The management of the Company’s vacation ownership and residential sales business is conducted by the vacation ownership and residential segment. The vacation ownership and residential segment generates its earnings through the acquisition, development and operation of vacation ownership resorts, marketing and selling of VOIs, and providing financing to customers who purchase such interests.

The CODM primarily evaluates the operating performance of a segment based on segment earnings. The Company defines segment earnings as net income attributable to its common stockholders before interest expense, taxes, depreciation and amortization, as well as the Company’s share of interest, depreciation and amortization associated with its unconsolidated joint ventures. Segment earnings also excludes certain recurring and nonrecurring items, such as restructuring costs, goodwill impairment and other special charges and gains (losses) on asset dispositions and impairments. General, administrative and other expenses directly related to the segments are included in the calculation of segment earnings, whereas corporate general, administrative, and other expenses are not included in the segment earnings calculation. In addition to revenues recorded within its four segments, the Company also has other revenues from managed and franchised properties, which represent the reimbursement of costs incurred on behalf of managed property owners. These revenues, together with the corresponding expenses, are not recorded within the segments. Other corporate unallocated revenues and earnings primarily relate to other license fee income and are also reported outside of segment revenues.

The following tables present revenues, segment earnings, earnings from unconsolidated ventures, capital expenditures, total assets, and investments in unconsolidated ventures for the Company’s reportable segments. Prior periods have been restated to reflect the current period presentation (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenues:
Americas (a)	$427	$425	$830	$822
EAME	152	171	258	283
Asia Pacific	76	67	158	136
Vacation ownership and residential	314	143	822	290

Total segment revenues	969	806	2,068	1,531
Other revenues from managed and franchised hotels	627	601	1,225	1,156
Other corporate revenues—unallocated	22	19	40	34

	$1,618	$1,426	$3,333	$2,721

(a)	Includes revenues of $295 million and $294 million for the three months ended June 30, 2012 and 2011, respectively, and $570 million and $572 million for the six months ended June 30, 2012 and 2011, respectively, from hotels located in the United States of America. No other country contributed more than 10% of the Company’s total revenues.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Segment earnings:
Americas	$161	$148	$288	$270
EAME	59	63	80	87
Asia Pacific	47	36	103	84
Vacation ownership and residential	74	34	190	70

Total segment earnings	341	281	661	511
Other corporate unallocated	23	19	42	34
Corporate selling, general, administrative and other—unallocated	(41)	(38)	(83)	(75)
Gain (loss) on asset dispositions and impairments, net	(1)	2	(8)	(31)
Restructuring, goodwill and other special charges (credits)	—	—	11	—
Adjustments to equity earnings (a)	(13)	(11)	(21)	(24)
Interest expense	(62)	(52)	(111)	(107)
Depreciation and amortization	(62)	(67)	(125)	(135)
Discontinued operations, net	(7)	(19)	(8)	(20)
Income taxes	(56)	16	(108)	6

Net income attributable to Starwood	$122	$131	$250	$159

a)	Includes interest expense, depreciation, and amortization expense related to equity earnings not allocated to segment earnings.

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Earnings from unconsolidated ventures included in segment earnings is as follows:
Americas	$8	$8	$16	$15
EAME	2	1	2	1
Asia Pacific	7	7	17	17
Vacation ownership and residential	1	2	1	2

Total earnings from unconsolidated ventures	$18	$18	$36	$35

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Capital expenditures:
Americas	$41	$25	$73	$54
EAME	29	15	49	27
Asia Pacific	1	1	2	2
Vacation ownership and residential (a)	(1)	47	8	76

Total segment capital expenditures	70	88	132	159
Other corporate unallocated	18	26	36	44

	$88	$114	$168	$203

(a)	Represents gross inventory capital expenditures less cost of sales of $(4) million and $31 million for the three months ended June 30, 2012 and 2011, respectively, and $(3) million and $47 million for the six months ended June 30, 2012 and 2011, respectively. Additionally, includes development capital of $3 million and $16 million for the three months ended June 30, 2012 and 2011, respectively and $11 million and $29 million for the six months ended June 30, 2012 and 2011, respectively.

	June 30, 2012	December 31, 2011
Assets:
Americas	$2,452	$2,307
EAME	859	830
Asia Pacific	550	610
Vacation ownership and residential	1,533	2,056

Total segment assets (a)	5,394	5,803
Other corporate assets	3,595	3,757

	$8,989	$9,560

(a)	Includes long-lived assets of $1.8 billion and $1.8 billion at June 30, 2012 and December 31, 2011, respectively, located in the United States of America. No other country contributed more than 10% of the Company’s total long-lived assets.

Investments in unconsolidated ventures:	June 30, 2012	December 31, 2011
Americas	$74	$70
EAME	23	22
Asia Pacific	139	137
Vacation ownership and residential	31	30

Total investments in unconsolidated ventures	$267	$259